Financial instruments - Disclosure of financial instruments by category, liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial Instruments [Abstract]
Borrowings	€ 187,373	€ 176,847
Trade payables and accruals	35,522	44,303
Tax and employee-related liabilities	13,107	10,815
Lease liabilities	28,941	31,969	€ 53,574
Refund liabilities	26,141	39,941	€ 143,085
Other liabilities	79	34
TOTAL LIABILITIES	€ 291,163	€ 303,908